Disclosure of detailed information about unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital losses [Member]
Statement [Line Items]
Deferred tax assets	$ 1,385	$ 1,385